Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Jun. 30, 2021	$ 268,448		$ 180	$ (268,874)	$ (246)
Balance (in Shares) at Jun. 30, 2021	3,600,001
Net investments from Inpixon	$ 177,053				177,053
Cumulative translation adjustment			(3,957)		(3,957)
Net loss				(63,867)	(63,867)
Balance at Jun. 30, 2022	$ 445,501		(3,777)	(332,741)	$ 108,983
Balance (in Shares) at Jun. 30, 2022	3,600,001				3,600,001
Net investments from Inpixon	$ 166,471				$ 166,471
Cumulative translation adjustment			762		762
Net loss				(73,828)	(73,828)
Balance at Jun. 30, 2023	$ 611,972		(3,015)	(406,569)	$ 202,388
Balance (in Shares) at Jun. 30, 2023	3,600,001				3,600,001
Net investments from Inpixon	$ 32,193				$ 32,193
Cumulative translation adjustment			(1,082)		(1,082)
Net loss				(3,692)	(3,692)
Balance at Sep. 30, 2023	$ 644,165		(4,097)	(410,261)	229,807
Balance (in Shares) at Sep. 30, 2023	3,600,001
Balance at Jun. 30, 2023	$ 611,972		(3,015)	(406,569)	$ 202,388
Balance (in Shares) at Jun. 30, 2023	3,600,001				3,600,001
Net investments from Inpixon	$ 67,330				$ 67,330
Stock options granted to consultants		627,478			627,478
Cumulative translation adjustment			(5,813)		(5,813)
Net loss				(1,348,357)	(1,348,357)
Balance at Jun. 30, 2024	$ 679,302	627,478	(8,828)	(1,754,926)	$ (456,974)
Balance (in Shares) at Jun. 30, 2024	3,600,001				3,600,001
Net investments from Inpixon
Stock options exercised	$ 64,335				$ 64,335
Stock options exercised (in Shares)	1,015,383				1,015,383
Cumulative translation adjustment			(2,222)		$ (2,222)
Net loss				(1,564,540)	(1,564,540)
Balance at Sep. 30, 2024	$ 743,637	$ 627,478	$ (11,050)	$ (3,319,466)	$ (1,959,401)
Balance (in Shares) at Sep. 30, 2024	4,615,384				4,615,384